Income Taxes - Income tax provision (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred
Income tax provision	$ (2,021,265)	$ 0	$ 0	$ 0
DiamondHead Holdings Corp.
Current
Federal		983,430
Deferred
Federal		(74,706)	(254,139)
Valuation allowance		328,845	$ 254,139
Income tax provision		$ 983,430